Summary of Carnival Corporation and Carnival Plc Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2011 Year
Shares
Outstanding Beginning Balance	12,719,848
Exercised	(1,640,145)
Forfeited or expired	(650,752)
Outstanding Ending Balance	10,428,951
Exercisable at November 30, 2011	10,379,088
Weighted-Average Exercise Price
Outstanding Beginning Balance	$ 43.91
Exercised	$ 32.04
Forfeited or expired	$ 44.93
Outstanding Ending Balance	$ 45.65
Exercisable at November 30, 2011	$ 45.66
Weighted-Average Remaining Contractual Term
Exercised
Forfeited or expired
Outstanding Ending Balance	2.0
Exercisable at November 30, 2011	2.0
Aggregate Intrinsic Value
Exercised		[1]
Forfeited or expired		[1]
Outstanding Ending Balance	6	[1]
Exercisable at November 30, 2011	$ 6	[1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2011.